Employee Benefits (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Employee Benefits
Wages and salaries	€ 15,753	€ 13,438	€ 13,797
Social security costs	1,946	2,367	2,480
Pension costs - defined contribution plans	1,197	1,018	966
Equity-settled share based payments	4,014	2,544	3,106
Total employee benefits expense	€ 22,910	€ 19,367	€ 20,349
Average number of employees for the period | employee	186	163	144
Research and Development | employee	153.5	133.9	122.4
General and Administrative | employee	33.1	32.2	34.2
Total number of employees (converted to FTE) | employee	186.6	166.1	156.6
WBSO subsidies received for wages and salaries	€ 1,968	€ 1,888	€ 1,170
NETHERLANDS
Employee Benefits
Total number of employees (converted to FTE) | employee	185.6	164.1	153.6